DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York 10166

March 27, 2018

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention: Anu Dubey

Re:	Dreyfus Premier Worldwide Growth Fund, Inc. (the "Fund") Registration Statement on Form N-14 (File No. 333-223161)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Fund hereby certifies that:

(1)	the form of Prospectus/Proxy Statement and Statement of Additional Information that would have been filed pursuant to Rule 497(c) of the Act would not have differed from those contained in Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14; and

(2)	the text of Pre-Effective Amendment No. 1 to the Fund's Registration Statement on Form N-14 was filed electronically on March 22, 2018.

DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.

By:	/s/ Jeff Prusnofsky Jeff Prusnofsky Assistant Secretary